Segment analysis - Segment Results (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) customer	Dec. 31, 2025 USD ($)
Segment analysis
Revenue	$ 1,713,000,000	$ 1,455,000,000	$ 3,217,000,000	$ 2,723,000,000
Adjusted EBITDA	240,000,000	210,000,000	419,000,000	$ 365,000,000
Segment assets	5,569,000,000		$ 5,569,000,000		$ 5,679,000,000
Number of customers accounting for greater than 10% of revenue			1	1
Europe
Segment analysis
Revenue	698,000,000	615,000,000	$ 1,323,000,000	$ 1,143,000,000
Adjusted EBITDA	105,000,000	77,000,000	180,000,000	126,000,000
Americas
Segment analysis
Revenue	1,015,000,000	840,000,000	1,894,000,000	1,580,000,000
Adjusted EBITDA	$ 135,000,000	$ 133,000,000	$ 239,000,000	$ 239,000,000